Accrued Expenses - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 499	$ 2,811
Accrued loan interest	9,046	9,184
Accrued legal and professional fees	2,440	956
Total accrued expenses	$ 11,985	$ 12,951